ORGANIZATION AND OPERATION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization And Operation [Abstract]
Nature of Operations [Text Block]

NOTE 1. ORGANIZATION AND OPERATION

Reven Housing REIT, Inc. is a Maryland corporation (Reven Housing REIT, Inc., which along with its wholly-owned subsidiaries, are also referred to herein collectively as the “Company”) which acquires portfolios of occupied and rented single-family residential properties throughout the United States with the objective of receiving income from rental property activity and future profits from the sale of rental property at appreciated values.
As of March 31, 2017, the Company owned 681 single-family homes in the Houston, Jacksonville, Memphis and Atlanta metropolitan areas.

NOTE 1. ORGANIZATION AND OPERATION

Reven Housing REIT, Inc. is a Maryland corporation (Reven Housing REIT, Inc., which along with its wholly-owned subsidiaries, are also referred to herein collectively as the “Company”) which acquires portfolios of occupied and rented single-family residential properties throughout the United States with the objective of receiving income from rental property activity and future profits from the sale of rental property at appreciated values.
As of December 31, 2016, the Company owned 624 single-family homes in the Houston, Jacksonville, Memphis and Atlanta metropolitan areas.